April 4, 2012

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

ATTN.	Mr. Mark Cowan
Document Control – EDGAR

RE:	Columbia Funds Variable Series Trust II

              Columbia Variable Portfolio – Emerging Markets Bond Fund

Post-Effective Amendment No. 21
File No. 333-146374 / 811-22127

Dear Mr. Cowan:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the above-referenced fund does not differ from that contained in Registrant’s Post-Effective Amendment No. 21 (Amendment). This Amendment was filed electronically on April 2, 2012.

If you have any questions regarding this filing, please contact either Joseph L. D’Alessandro at (212) 850-1703 or Andrew Kirn at (612) 678-9052.

Sincerely,

/s/ Christopher O. Petersen
Christopher O. Petersen
Vice President and Chief Counsel
Ameriprise Financial, Inc.